Schedule of Investments (unaudited) July 31, 2022	BlackRock Mid-Cap Value Fund (formerly known as BlackRock Mid Cap Dividend Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.5%
Airbus SE	143,217	$15,441,898
BAE Systems PLC	1,337,064	12,566,714
Boeing Co.(a)	16,343	2,603,603
Huntington Ingalls Industries, Inc.	52,810	11,451,321

		42,063,536

Air Freight & Logistics — 0.7%
FedEx Corp.	28,463	6,634,441

Airlines(a) — 0.4%
Delta Air Lines, Inc.	57,693	1,834,637
United Airlines Holdings, Inc.	53,365	1,961,164

		3,795,801

Auto Components — 1.8%
Lear Corp.	78,706	11,895,625
Magna International, Inc.	73,026	4,663,440

		16,559,065

Automobiles — 1.9%
Ford Motor Co.	389,559	5,722,622
General Motors Co.(a)	320,437	11,619,045

		17,341,667

Banks — 4.4%
Comerica, Inc.	58,461	4,546,512
First Citizens BancShares, Inc., Class A	33,519	25,363,157
M&T Bank Corp.	64,368	11,422,101

		41,331,770

Beverages — 1.7%
Constellation Brands, Inc., Class A	53,317	13,132,510
Monster Beverage Corp.(a)	26,783	2,668,123

		15,800,633

Biotechnology(a) — 1.7%
Biogen, Inc.	25,509	5,485,966
SPDR S&P Biotech ETF	132,117	10,718,652

		16,204,618

Capital Markets — 2.1%
Invesco Ltd.	266,201	4,722,406
Raymond James Financial, Inc.	106,630	10,499,856
T Rowe Price Group, Inc.	37,254	4,599,751

		19,822,013

Chemicals — 2.6%
Axalta Coating Systems Ltd.(a)	755,987	19,065,992
Corteva, Inc.	95,339	5,486,760

		24,552,752

Communications Equipment — 1.0%
Nokia OYJ, ADR	958,932	4,967,268
Telefonaktiebolaget LM Ericsson, ADR	580,148	4,374,316

		9,341,584

Consumer Finance — 1.1%
Capital One Financial Corp.	96,538	10,602,769

Containers & Packaging — 1.7%
Sealed Air Corp.	257,474	15,736,811

Diversified Financial Services — 5.3%
Acropolis Infrastructure Acquisition Corp.(a)	50,766	7,615
Acropolis Infrastructure Acquisition Corp., Class A(a)	152,300	1,480,356
Apollo Global Management, Inc.	317,811	18,147,008
Cannae Holdings, Inc.(a)	633,046	13,363,601

Security	Shares	Value

Diversified Financial Services (continued)
Equitable Holdings, Inc.	402,107	$11,431,902
GX Acquisition Corp. II, Class A(b)	117,322	1,150,929
Jackson Financial, Inc., Class A	122,267	3,363,565

		48,944,976

Electric Utilities — 1.8%
American Electric Power Co., Inc.	50,568	4,983,982
Edison International	100,230	6,792,587
PG&E Corp.(a)	219,462	2,383,357
Pinnacle West Capital Corp.	40,756	2,994,344

		17,154,270

Electrical Equipment — 0.6%
Siemens Energy AG(a)	328,383	5,456,900

Electronic Equipment, Instruments & Components — 0.4%
Zebra Technologies Corp., Class A(a)	10,283	3,678,126

Entertainment — 0.9%
Warner Bros Discovery, Inc.(a)	511,970	7,679,550
World Wrestling Entertainment, Inc., Class A	12,820	888,554

		8,568,104

Equity Real Estate Investment Trusts (REITs) — 0.6%
SL Green Realty Corp.	113,457	5,633,140

Food Products — 1.1%
Danone SA	94,363	5,203,096
JDE Peet’s NV	161,313	4,678,464

		9,881,560

Health Care Equipment & Supplies — 3.8%
Alcon, Inc.	57,985	4,563,656
CVRx, Inc.(a)	45,948	405,721
Dentsply Sirona, Inc.	197,019	7,124,207
Koninklijke Philips NV	291,875	6,040,718
Koninklijke Philips NV, NY Shares(b)	49,739	1,031,587
Zimmer Biomet Holdings, Inc.(b)	144,495	15,950,803

		35,116,692

Health Care Providers & Services — 4.3%
AmerisourceBergen Corp.	37,830	5,520,532
Cardinal Health, Inc.	83,521	4,974,511
Cigna Corp.	57,324	15,784,736
Laboratory Corp. of America Holdings	52,685	13,813,480

		40,093,259

Hotels, Restaurants & Leisure — 0.3%
Las Vegas Sands Corp.(a)	67,937	2,560,545

Household Durables — 2.9%
Newell Brands, Inc.	555,414	11,224,917
Panasonic Holdings Corp.	1,416,300	11,693,164
Toll Brothers, Inc.	73,104	3,595,255

		26,513,336

Household Products — 0.8%
Reckitt Benckiser Group PLC	93,603	7,592,582

Insurance — 6.6%
Allstate Corp.	75,071	8,781,055
American International Group, Inc.	163,049	8,441,047
Assurant, Inc.	33,449	5,879,665
Fidelity National Financial, Inc.	279,971	11,187,641
Prudential PLC	752,150	9,277,308

1

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Mid-Cap Value Fund (formerly known as BlackRock Mid Cap Dividend Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
RenaissanceRe Holdings Ltd.	48,840	$6,315,500
Willis Towers Watson PLC	57,106	11,817,516

		61,699,732

IT Services — 4.2%
Cognizant Technology Solutions Corp., Class A	193,286	13,135,717
FleetCor Technologies, Inc.(a)	43,869	9,655,128
SS&C Technologies Holdings, Inc.	270,552	16,008,562

		38,799,407

Machinery — 2.2%
Komatsu Ltd.	704,700	16,291,516
Stanley Black & Decker, Inc.	40,115	3,904,393

		20,195,909

Media — 2.7%
Fox Corp., Class A	224,899	7,446,406
Paramount Global, Class B	378,567	8,953,110
Publicis Groupe SA	155,709	8,286,107

		24,685,623

Metals & Mining — 0.8%
Barrick Gold Corp.	468,693	7,377,228

Multiline Retail — 2.4%
Dollar General Corp.	42,828	10,639,760
Dollar Tree, Inc.(a)	69,401	11,476,149

		22,115,909

Multi-Utilities — 3.2%
Ameren Corp.	20,740	1,931,309
CenterPoint Energy, Inc.	174,190	5,520,081
NiSource, Inc.	150,529	4,576,082
Public Service Enterprise Group, Inc.	136,647	8,973,608
Sempra Energy	54,880	9,099,104

		30,100,184

Oil, Gas & Consumable Fuels — 7.2%
BP PLC, ADR	222,091	6,525,033
Diamondback Energy, Inc.	71,990	9,216,160
Enterprise Products Partners LP	756,878	20,231,349
EQT Corp.	384,201	16,916,370
Hess Corp.	126,829	14,264,458

		67,153,370

Pharmaceuticals — 2.4%
Bayer AG, Registered Shares	329,726	19,232,996
Viatris, Inc.	299,499	2,902,145

		22,135,141

Professional Services — 1.0%
Leidos Holdings, Inc.	90,260	9,657,820

Real Estate Management & Development(a) — 1.8%
CBRE Group, Inc., Class A	119,816	10,258,646
Howard Hughes Corp.	91,927	6,516,705

		16,775,351

Semiconductors & Semiconductor Equipment — 2.3%
MKS Instruments, Inc.	61,123	7,224,738
Skyworks Solutions, Inc.	60,335	6,569,275
Teradyne, Inc.	73,000	7,364,970

		21,158,983

Security	Shares	Value

Software — 0.1%
Latch, Inc.(a)	636,773	$764,128

Specialty Retail — 1.5%
Bath & Body Works, Inc.	125,842	4,472,425
Ross Stores, Inc.	119,961	9,748,031

		14,220,456

Technology Hardware, Storage & Peripherals — 1.9%
Western Digital Corp.(a)	356,697	17,513,823

Textiles, Apparel & Luxury Goods — 2.1%
Ralph Lauren Corp.	170,608	16,827,067
Under Armour, Inc., Class A(a)	249,139	2,307,027

		19,134,094

Tobacco — 1.1%
Altria Group, Inc.	225,494	9,890,167

Wireless Telecommunication Services — 1.1%
Rogers Communications, Inc., Class B	114,583	5,266,235
Vodafone Group PLC	3,663,044	5,398,071

		10,664,306

Total Common Stocks — 93.0% (Cost: $845,699,183)		865,022,581

Warrants

Diversified Financial Services — 0.0%
GX Acquisition Corp. II (Expires 12/31/28)(a)	38,656	3,866

Total Warrants — 0.0% (Cost: $30,500)		3,866

Total Long-Term Investments — 93.0% (Cost: $845,729,683)		865,026,447

Short-Term Securities

Money Market Funds — 7.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(c)(d)	63,396,212	63,396,212
SL Liquidity Series, LLC, Money Market Series, 2.03%(c)(d)(e)	3,592,421	3,591,702

Total Short-Term Securities — 7.2% (Cost: $66,987,914)		66,987,914

Total Investments — 100.2% (Cost: $912,717,597)		932,014,361

Liabilities in Excess of Other Assets — (0.2)%		(1,537,853)

Net Assets — 100.0%		$930,476,508

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Mid-Cap Value Fund (formerly known as BlackRock Mid Cap Dividend Fund)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$39,992,852	$23,403,360	(a)	$—	$—	$—	$63,396,212	63,396,212	$124,606		$—
SL Liquidity Series, LLC, Money Market Series	—	3,591,863	(a)	—	(161)	—	3,591,702	3,592,421	766	(b)	—

					$(161)	$—	$66,987,914		$125,372		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$14,054,924	$28,008,612	$—	$42,063,536
Air Freight & Logistics	6,634,441	—	—	6,634,441
Airlines	3,795,801	—	—	3,795,801
Auto Components	16,559,065	—	—	16,559,065
Automobiles	17,341,667	—	—	17,341,667
Banks	41,331,770	—	—	41,331,770
Beverages	15,800,633	—	—	15,800,633
Biotechnology	16,204,618	—	—	16,204,618
Capital Markets	19,822,013	—	—	19,822,013
Chemicals	24,552,752	—	—	24,552,752
Communications Equipment	9,341,584	—	—	9,341,584

3

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Mid-Cap Value Fund (formerly known as BlackRock Mid Cap Dividend Fund)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Consumer Finance	$10,602,769	$—	$—	$10,602,769
Containers & Packaging	15,736,811	—	—	15,736,811
Diversified Financial Services	48,944,976	—	—	48,944,976
Electric Utilities	17,154,270	—	—	17,154,270
Electrical Equipment	—	5,456,900	—	5,456,900
Electronic Equipment, Instruments & Components	3,678,126	—	—	3,678,126
Entertainment	8,568,104	—	—	8,568,104
Equity Real Estate Investment Trusts (REITs)	5,633,140	—	—	5,633,140
Food Products	—	9,881,560	—	9,881,560
Health Care Equipment & Supplies	24,512,318	10,604,374	—	35,116,692
Health Care Providers & Services	40,093,259	—	—	40,093,259
Hotels, Restaurants & Leisure	2,560,545	—	—	2,560,545
Household Durables	14,820,172	11,693,164	—	26,513,336
Household Products	—	7,592,582	—	7,592,582
Insurance	52,422,424	9,277,308	—	61,699,732
IT Services	38,799,407	—	—	38,799,407
Machinery	3,904,393	16,291,516	—	20,195,909
Media	16,399,516	8,286,107	—	24,685,623
Metals & Mining	7,377,228	—	—	7,377,228
Multiline Retail	22,115,909	—	—	22,115,909
Multi-Utilities	30,100,184	—	—	30,100,184
Oil, Gas & Consumable Fuels	67,153,370	—	—	67,153,370
Pharmaceuticals	2,902,145	19,232,996	—	22,135,141
Professional Services	9,657,820	—	—	9,657,820
Real Estate Management & Development	16,775,351	—	—	16,775,351
Semiconductors & Semiconductor Equipment	21,158,983	—	—	21,158,983
Software	764,128	—	—	764,128
Specialty Retail	14,220,456	—	—	14,220,456
Technology Hardware, Storage & Peripherals	17,513,823	—	—	17,513,823
Textiles, Apparel & Luxury Goods	19,134,094	—	—	19,134,094
Tobacco	9,890,167	—	—	9,890,167
Wireless Telecommunication Services	5,266,235	5,398,071	—	10,664,306
Warrants	3,866	—	—	3,866
Short-Term Securities
Money Market Funds	63,396,212	—	—	63,396,212

	$796,699,469	$131,723,190	$—	928,422,659

Investments Valued at NAV(a)				3,591,702

				$932,014,361

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipt

S C H E D U L E O F I N V E S T M E N T S	4